BlackRock Funds III

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 27, 2015
to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2014

Effective March 31, 2015, each Fund will change its name. Accordingly, references to each Fund’s name in the Funds’ Prospectus and SAI are changed as follows:

Current Fund Name	New Fund Name
LifePath® Index Retirement Portfolio	BlackRock LifePath® Index Retirement Fund
LifePath® Index 2020 Portfolio	BlackRock LifePath® Index 2020 Fund
LifePath® Index 2025 Portfolio	BlackRock LifePath® Index 2025 Fund
LifePath® Index 2030 Portfolio	BlackRock LifePath® Index 2030 Fund
LifePath® Index 2035 Portfolio	BlackRock LifePath® Index 2035 Fund
LifePath® Index 2040 Portfolio	BlackRock LifePath® Index 2040 Fund
LifePath® Index 2045 Portfolio	BlackRock LifePath® Index 2045 Fund
LifePath® Index 2050 Portfolio	BlackRock LifePath® Index 2050 Fund
LifePath® Index 2055 Portfolio	BlackRock LifePath® Index 2055 Fund

Shareholders should retain this Supplement for future reference.

PRSAI-LPIND-0215SUP